Market Risk - Summary of NIM and EVE Sensitivity of Interest Rate Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
+50bps [member]
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity	£ 99	£ 207
EVE sensitivity (unaudited)	10	162
-50bps [member]
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity	56	(23)
EVE sensitivity (unaudited)	£ (88)	£ (124)